Financial Risk Management - Credit Risk - Aggregate Gross Credit Risk Exposure (Details) - Credit risk - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 43,340.0	$ 42,855.9
Cash and short term investments
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	10,703.6	7,361.3
U.S. sovereign government
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,610.8	10,464.0
Other sovereign government rated AA/Aa or higher
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,090.4	1,368.1
All other sovereign government
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,230.0	1,189.9
Canadian provincials
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2.9	51.9
U.S. states and municipalities
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	216.5	363.2
Corporate and other
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	8,164.8	7,124.4
Receivable from counterparties to derivative contracts
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	85.2	168.2
Insurance contract receivables
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,435.0	5,110.7
Recoverable from reinsurers
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	9,155.8	8,400.9
Other assets
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 1,645.0	$ 1,253.3